OPERATING LEASES	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
OPERATING LEASES	OPERATING LEASES
Rental income

The minimum contractual future revenues to be received on time charters in respect of our vessels as of December 31, 2022, were as follows:

(in thousands of $)
2023	305,786
2024	228,761
2025	191,659
2026	103,977
2027 and thereafter	71,385
Total minimum contractual future revenues	901,568

The cost and accumulated depreciation of vessels leased to third parties as of December 31, 2022, was $1,922.2 million and $39.3 million, respectively ($1,658.9 million and $288.4 million as of December 31, 2021).

The components of operating lease income were as follows:

	Fiscal Year 2022		Fiscal Year 2021	Fiscal Year 2020
	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021	January 1, 2020 to December 31, 2020
Operating lease income	176,028	37,506	145,833	163,114
Variable lease income / (expense) (1)	7,539	(217)	16,125	1,626
Total operating lease income (2)	183,567	37,289	161,958	164,740
(1) “Variable lease income / (expense)” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.
(2) “Total operating lease income” is included within “Time and voyage charter revenues”. During the year ended December 31, 2021 and 2020, GSVM chartered in an external vessel and recognized operating lease income of $2.6 million and $4.6 millionof variable lease income. No similar external vessel was chartered during the year ended December 31, 2022.

Rental expense

We lease certain office premises and equipment on-board our fleet of vessels under operating leases. Many lease agreements include one or more options to renew. We include these renewal options when we are reasonably certain that we will exercise the option. The exercise of these lease renewal options is at our discretion.

Variable lease cost relates to certain of our lease agreements which include payments that vary. These payments are primarily generated from service charges related to our usage of office premises, usage charges for equipment on-board our fleet of vessels and adjustments for inflation.
The components of operating lease cost were as follows:

	Fiscal Year 2022		Fiscal Year 2021	Fiscal Year 2020
	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021	January 1, 2020 to December 31, 2020
Total Operating lease cost (1)	830	292	3,744	4,745

(1) “Operating lease cost” includes short-term lease cost. During the years ended December 31, 2021 and 2020, we sub-chartered out an external vessel and recognized $3.0 million and $3.8 million of cost respectively, presented in “Voyage, charter hire and commission expense, net”. The remaining balance in total operating lease cost is included in “Vessel operating expenses”. No similar external vessel was chartered during the year ended December 31, 2022.

As of December 31, 2022, 2021 and 2020, the right-of-use assets that we recognize as a lessee pursuant to various operating leases amounted to $0.9 million, $2.8 million and $3.4 million, respectively.

The weighted average remaining lease term for our operating leases is 2.4 years.

The maturity of our lease liabilities as of December 31, 2022 is as follows:

(in thousands of $)
2023	511
2024	374
2025	136
2026 and thereafter	—
Total minimum lease payments	1,021